BANK LOANS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Secured loan [Abstract]
Schedule Of Long Term Borrowings [Table Text Block]

	2021	2020
	US$’000	US$’000
Secured – at amortised cost:
Bank loans	168,880	195,886
Other borrowings	76,786	57,014
Non-bank loans	-	25,532
	245,666	278,432

Analysed between:
Current portion	28,020	53,394
Non-current portion	217,646	225,038
	245,666	278,432

Interest payable (included in bank loans)	743	920

Non-current bank loans and other borrowings are estimated to be payable as follows:

Within 2 to 5 years	170,666	172,150
After 5 years	46,980	52,888
	217,646	225,038